Condensed Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,638)	$ (910,588)	$ (8,549)	$ (1,630,500)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in Trust Account		(5,499)
Unrealized loss on marketable securities		17,356		1,831
Change in fair value of warrant liability		(1,256,462)		1,494,092
Changes in operating assets and liabilities:
Changes in prepaid insurance		94,936		(114,270)
Changes in accounts payable and accrued liabilities	3,638	1,560,341		33,773
Net cash used in operating activities		(499,916)	(8,549)	(215,074)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment of cash in Trust Account				(73,510,915)
Investment in marketable securities				(527,000)
Proceeds from sale of marketable securities		488,182
Net cash used in investing activities		488,182		(74,037,915)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party advances	10,000		150,000	150,000
Repayments of advances				(150,000)
Proceeds from notes payable – related party			140,000	140,000
Repayments of notes payable – related party				(125,000)
Cash proceeds received for private warrants			3,150,000	3,233,446
Cash proceeds received for public offering				71,325,880
Deferred offering costs	(10,000)		(110,137)	(309,603)
Net cash provided by financing activities			3,329,863	74,264,723
NET CHANGE IN CASH		(11,734)	3,321,314	11,734
Cash – Beginning of period		11,734
Cash – End of period			3,321,314	11,734
Non-cash investing and financing activities:
Deferred offering costs in accrued liabilities	12,671		44,938
Founders shares issued in partial relief of advances to related party			25,000
Cancellation of founders’ shares			$ 1,438
Common stock issued in partial relief of related party note payable				25,000
Cancellation of founders shares				1,774
Deferred underwriting commissions				2,911,260
Advance converted to related party note payable				10,000
Private warrants recorded as liability				$ 1,905,786